Finance Receivables - Summary of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Total finance receivables, net	¥ 38,966,655	¥ 33,625,035
Deferred origination costs	475,032	446,538
Less - Unearned income	(2,820,138)	(2,349,215)
Current assets	13,478,474	11,453,249
Non-current assets	25,488,182	22,171,786
Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	41,814,504	35,978,528
Retail [Member]
Statement [Line Items]
Less - Allowance for credit losses	(382,152)	(356,304)
Retail [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	31,837,922	27,638,021
Finance leases [Member]
Statement [Line Items]
Less - Allowance for credit losses	(67,560)	(56,721)
Finance leases [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	4,154,650	3,437,970
Wholesale and other dealer loans [Member]
Statement [Line Items]
Less - Allowance for credit losses	(53,031)	(37,791)
Wholesale and other dealer loans [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	¥ 5,821,931	¥ 4,902,537